UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3428
High Yield Bond Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS

HIGH YIELD BOND TRUST

FORM N-Q

MARCH 31, 2005

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 87.2%
Aerospace/Defense - 0.5%
$75,000	B	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11	$81,000
475,000	B-	BE Aerospace, Inc., Sr. Sub. Notes, Series B, 8.875% due 5/1/11	483,312
			564,312
Airlines - 0.1%
150,000	BB+	JetBlue Airways Corp., Pass Through Certificates, Series 2004-2 C, 5.390% due 5/15/10 (b)	150,274

Automotive - 1.2%
475,000	B-	Accuride Corp., Sr. Sub. Notes, 8.500% due 2/1/15 (c)	467,875
550,000	B-	Dura Operating Corp., Guaranteed Debentures, Series B, 8.625% due 4/15/12	510,125
125,000	NR	Intermet Corp., Sr. Notes, 9.750% due 6/15/09 (d)	70,625
275,000	CCC+	Metaldyne Corp., Sr. Sub. Notes, 11.000% due 6/15/12	224,125
			1,272,750
Broadcasting - 0.4%
200,000	BBB-	Chancellor Media Corp., Sr. Notes, 8.000% due 11/1/08	215,728
200,000	CCC	Granite Broadcasting Corp., Secured Notes, 9.750% due 12/1/10	187,000
			402,728
Building/Construction - 3.0%
		Armstrong World Industries, Inc., Sr. Notes:
250,000	NR	6.500% due 8/15/05 (d)	170,000
175,000	NR	7.450% due 5/15/29 (d)	119,437
		D.R. Horton Inc.:
225,000	NR	Guaranteed Debentures, 10.500% due 4/1/05	225,000
175,000	BB+	Notes, 6.125% due 1/15/14	174,382
		Goodman Global Holdings Co., Inc.:
125,000	B-	Sr. Notes, 5.760% due 6/15/12 (b)(c)	124,375
290,000	B-	Sr. Sub. Notes, 7.875% due 12/15/12 (c)	266,800
150,000	B+	Hovnanian K Enterprises Inc., Guaranteed Debentures, 6.000% due 1/15/10 (c)	147,292
		KB Home:
425,000	BB+	Notes, 6.375% due 8/15/11	432,836
		Sr. Sub. Notes:
125,000	BB-	8.625% due 12/15/08	136,409
325,000	BB-	9.500% due 2/15/11	345,825
275,000	CCC+	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	266,750
225,000	B-	Ply Gem Industries Inc., Sr. Sub. Notes, 9.000% due 2/15/12	213,750
		William Lyon Homes, Inc., Sr. Notes:
300,000	B	7.625% due 12/15/12	282,000
350,000	B	10.750% due 4/1/13	386,750
			3,291,606

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Business Services - 1.0%
$525,000	B	Danka Business Systems PLC, Sr. Notes, 11.000% due 6/15/10	$506,625
600,000	CCC+	Vertis, Inc., Sr. Notes, Series B, 10.875% due 6/15/09	582,000
			1,088,625
Cable - 5.6%
		Adelphia Communications Corp., Sr. Notes, Series B:
725,000	NR	8.375% due 2/1/08 (d)	616,250
250,000	NR	8.125% due 12/31/49 (d)	210,000
		CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes:
300,000	CCC-	6.615% due 12/15/10 (b)(c)	298,500
75,000	CCC-	8.750% due 11/15/13	75,375
		Charter Communications Holdings, LLC/Charter Communications
		Holdings Capital Corp:
		Sr. Discount Notes:
500,000	CCC-	9.920% due 4/1/11	386,250
200,000	CCC-	Step bond to yield 14.523% due 5/15/11	139,000
300,000	B-	Sr. Notes, 8.375% due 4/30/14 (c)	303,000
1,200,000	BB-	CSC Holdings Inc., Sr. Notes, Series B, 7.625% due 4/1/11	1,254,000
125,000	BB-	Directv Holdings LLC, Sr. Notes, 8.375% due 3/15/13	135,937
100,000	NR	Frontiervision Holdings LP, Sr. Discount Notes, 11.875% due 9/15/07 (d)	135,000
725,000	B+	Insight Midwest, LP/Insight Capital, Inc., Sr. Notes,
		9.750% due 10/1/09	761,125
1,025,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	1,027,563
75,000	BB+	Rogers Cable Inc., Secured Notes, 6.750% due 3/15/15	74,250
375,000	BB+	Shaw Communications Inc., Sr. Notes, 7.250% due 4/6/11	402,188
175,000	B-	Telenet Communications NV, Sr. Notes, 9.000% due 12/15/13 (c)	254,730
			6,073,168
Chemicals - 7.6%
1,090,000	BBB-	Georgia Gulf Corp., Notes, 7.625% due 11/15/05	1,113,162
289,000	B	Huntsman ICI Chemicals LLC, Sr. Sub. Notes, 10.125% due 7/1/09	302,005
450,000	B+	Huntsman International LLC, Sr. Notes, 9.875% due 3/1/09	488,250
53,000	BB	IMC Global Inc., Guaranteed Debentures, Series B, 10.875% due 6/1/08	60,950
100,000	CCC+	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (c)	105,500
		Lyondell Chemical Co.:
225,000	B+	Secured Notes, Series B, 9.875% due 5/1/07	231,750
1,325,000	B-	Sub. Notes, 10.875% due 5/1/09	1,381,312
		Millennium America Inc., Sr. Notes:
1,175,000	B+	7.000% due 11/15/06	1,198,500
603,000	B+	9.250% due 6/15/08	649,733
		Nalco Co.:
75,000	B-	Sr. Notes, 7.750% due 11/15/11	78,375
125,000	B-	Sr. Sub. Notes, 8.875% due 11/15/13	134,375
125,000	BB+	NOVA Chemicals Corp., Sr. Notes, 6.500% due 1/15/12	128,750
		PolyOne Corp., Sr. Notes:
200,000	B+	10.625%, due 5/15/10	223,000
175,000	B+	8.875%, due 5/1/12	188,125

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Chemicals - 7.6% (continued)
		Resolution Performance Products LLC/RPP Capital Corp.:
$325,000	CCC+	Second Secured Notes, 9.500% due 4/15/10	$347,750
325,000	B	Secured Notes, 8.000% due 12/15/09	342,875
		Rhodia SA:
950,000	CCC+	Sr. Notes, 7.625% due 6/1/10	940,500
175,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11	171,063
50,000	B-	Rockwood Specialties Group, Inc., Sr. Sub. Guaranteed Notes,
		7.625% due 11/15/14 (c)	65,810
200,000	BBB-	Union Carbide Corp., Debentures, 6.790% due 6/1/25	201,250
			8,353,035
Consumer Products & Services - 1.9%
350,000	B	Alderwoods Group, Inc., Sr. Notes, 7.750% due 9/15/12 (c)	359,625
75,000	B-	American Achievement Corp., Sr. Sub. Notes, 8.250% due 4/1/12 (c)	78,000
125,000	B-	Carriage Services Inc., Notes, 7.875% due 1/15/15 (c)	126,250
125,000	B+	Church & Dwight Co. Inc., Sr. Sub. Notes, 6.000% due 12/15/12 (c)	122,500
175,000	CCC-	Home Products International, Inc., Sr. Sub. Notes, 9.625% due 5/15/08	160,125
75,000	B-	Norcraft Holdings, Sr. Discount Notes, step bond to yield
		9.740% due 9/1/12	53,625
525,000	CCC+	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11	548,625
475,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	497,563
175,000	CCC+	Warner Chilcott Corp., Guaranteed Notes, 8.750% due 2/1/15 (c)	176,750
			2,123,063
Diversified - 4.1%
4,302,626	BB-	Targeted Return Index Sector, Trains HY-2004 -1, Sr. Secured Notes,
		8.211% due 8/1/15 (b)(c)	4,477,132
Energy - 3.4%
275,000	CCC+	Belden & Blake Corp., Sr. Secured Notes, 8.750% due 7/15/12	274,312
225,000	BB	Citgo Petroleum Corp., Sr. Notes, 6.000% due 10/15/11	223,312
163,000	B-	Crystal US Holdings LLC, Sr. Discount Notes, step bond to yield
		9.908% due 10/1/14 (c)	114,915
62,930	CCC+	El Paso Production Holding Co., Sr. Unsecured Debentures, 6.700% due 2/15/27	63,978
50,000	BBB-	Evergreen Resources, Inc., Sr. Sub. Notes, 5.875% due 3/15/12	50,904
150,000	BB-	Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11	165,750
350,000	B-	Harvest Operations Corp., Sr. Notes, 7.875% due 10/15/11	347,375
		Key Energy Services, Inc., Sr. Notes:
100,000	B-	6.375% due 5/1/13	97,000
300,000	B-	Series C, 8.375% due 3/1/08	312,375
225,000	BB-	Newfield Exploration Co., Sr. Sub. Notes, 6.625% due 9/1/14	228,938
325,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	347,750
125,000	BB-	Pride International, Inc., Sr. Notes, 7.375% due 7/15/14	133,125
175,000	B-	Seitel, Inc., Sr. Notes, 11.750% due 7/15/11	197,750
		Tesoro Petroleum Corp.:
125,000	BBB-	Sr. Secured Notes, 8.000% due 4/15/08	131,250
225,000	BB-	Sr. Sub. Notes, 9.625% due 4/1/12	248,063
775,000	B	USEC Inc., Sr. Notes, 6.625% due 1/20/06	784,688
			3,721,485

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Equipment Rental - 2.7%
$150,000	BB-	NationsRent, Inc., Sr. Secured Notes, 9.500% due 10/15/10	$161,250
1,500,000	BB-	United Rentals North America, Inc., Sr. Notes, 6.500% due 2/15/12	1,466,250
		Williams Scotsman, Inc.:
1,075,000	B-	Sr. Notes, 9.875% due 6/1/07	1,075,000
200,000	B	Sr. Secured Notes, 10.000% due 8/15/08	215,000
			2,917,500
Fabricated Glass, Plastic and Fiber - 3.1%
		Crown Cork & Seal Co. Inc.:
850,000	B	Debentures, 7.375% due 12/15/26	799,000
75,000	B	Notes, 7.000% due 12/15/06	77,062
		Crown European Holdings SA:
300,000	BB	Sr. Secured Notes, 6.250% due 9/1/11	406,531
150,000	B	Third Priority Sr. Secured Notes, 10.875% due 3/1/13	174,750
350,000	B	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	361,375
		Owens-Brockway Glass Container, Inc.:
225,000	B	Sr. Notes, 6.750% due 12/1/14 (c)	221,625
		Sr. Secured Notes:
575,000	BB-	8.875% due 2/15/09	616,688
300,000	BB-	7.750% due 5/15/11	315,750
400,000	B-	Solo Cup Co., Sr. Sub. Notes, 8.500% due 2/15/14	402,000
			3,374,781
Finance - 0.5%
50,000	B-	AAC Group Holding Corp., Sr. Discount Notes,
		Step bond to yield 11.167% due 10/1/12 (c)	36,250
439,000	B-	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes,
		9.625% due 6/15/14 (c)	502,655
			538,905
Food/Beverage/Tobacco - 0.8%
300,000	B	B&G Foods Holding Corp., Sr. Notes, 8.000% due 10/1/11	313,500
125,000	B+	Del Monte Corp., Sr. Sub. Notes, 6.750% due 2/15/15 (c)	122,500
53,198	B+	Dole Foods Co., Sr. Notes, 8.875% due 3/15/11	57,453
50,000	B	Land O’Lakes Inc., Secured Notes, 9.000% due 12/15/10	54,250
100,000	BB	Premium Standard Farms Inc., Sr. Notes, 9.250% due 6/15/11	107,750
50,000	B+	Swift & Co., Sr. Notes, 10.125% due 10/1/09	55,125
150,000	B+	The Wornick Co., Sr. Second Secured Notes, 10.875% due 7/15/11	157,500
			868,078
Freight/Containers/Shipping - 0.7%
200,000	B	CHC Helicopter Corp., Sr. Sub. Notes, 7.375% due 5/1/14	195,750
475,000	B+	TFM, S.A. de C.V., Sr. Notes, 12.500% due 6/15/12	543,875
			739,625
Gaming - 5.2%
250,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14	271,562
250,000	B+	Aztar Corp., Sr. Sub. Notes, 7.875% due 6/15/14	266,875
225,000	B+	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14	223,312

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Gaming - 5.2% (continued)
$550,000	BB+	Harrah’s Operating Co., Inc., Sr. Sub. Notes, 7.875% due 12/15/05	$562,375
550,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes,
		7.000% due 3/1/14	547,250
100,000	B	Kerzner International Ltd., Sr. Sub. Notes,
		8.875% due 8/15/11	107,750
		MGM Mirage Inc.:
750,000	BB+	Sr. Notes, 6.750% due 9/1/12	759,375
375,000	BB-	Sr. Sub. Notes, 8.375% due 2/1/11	406,875
175,000	B+	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125% due 8/15/14	176,313
		Park Place Entertainment Corp., Sr. Sub Notes:
325,000	BB-	7.875% due 12/15/05	332,719
800,000	BB-	7.875% due 3/15/10	876,000
525,000	B	Resorts International Hotel and Casino, Inc., First Mortgage Notes,
		11.500% due 3/15/09	600,469
		Station Casinos, Inc.:
350,000	BB-	Sr. Notes, 6.000% due 4/1/12	349,125
175,000	B+	Sr. Sub. Notes, 6.500% due 2/1/14	174,563
			5,654,563
Healthcare - 3.6%
150,000	B	Community Health Systems, Sr. Sub. Notes, 6.500% due 12/15/12 (c)	147,000
		HEALTHSOUTH Corp., Sr. Notes:
100,000	NR	7.000% due 6/15/08	97,750
1,200,000	NR	7.625% due 6/1/12	1,158,000
525,000	B	Radiologix, Inc., Sr. Notes, Series B, 10.500% due 12/15/08	561,750
425,000	B-	Select Medical Corp, Sr. Sub. Notes, 7.625% due 2/1/15 (c)	427,125
		Tenet Healthcare Corp.:
275,000	B	7.375% due 2/1/13	260,563
1,650,000	B	Sr. Notes, 6.875% due 11/15/31	1,328,250
			3,980,438
Industrial Products - 4.2%
		Allied Waste North America, Sr. Secured Notes:
325,000	BB-	6.500% due 11/15/10	316,875
125,000	BB-	9.250% due 9/1/12	134,375
225,000	BB-	6.125% due 2/15/14	201,937
275,000	CCC-	BGF Industries, Inc., Sr. Sub. Notes, Series B, 10.250% due 1/15/09	273,625
375,000	BB-	Case New Holland, Inc., Sr. Notes, 9.250% due 8/1/11 (c)	401,250
175,000	B	Cooper Standard Automotive Inc., Notes, 7.000% due 12/15/12 (c)	163,625
		Foamex L.P., Sr. Sub. Notes:
250,000	CCC+	13.500% due 8/15/05	208,750
150,000	CCC+	9.875% due 6/15/07	81,750
925,000	B-	The Goodyear Tire & Rubber Co., Notes, 7.857% due 8/15/11	897,250
475,000	B-	Hexcel Corp., Sr. Sub. Notes, 6.750% due 2/1/15 (c)	459,562

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Industrial Products - 4.2% (continued)
$325,000	CCC+	MAAX Corp., Sr. Sub. Notes, 9.750% due 6/15/12	$333,125
175,000	CCC+	MAAX Holdings Inc., Sr. Discount Notes, step bond to yield
		11.254% due 12/15/12 (c)	100,625
775,000	B-	Rayovac Corp., Sr. Sub. Notes 7.375% due 2/1/15 (c)	745,938
150,000	B	Sanmina-SCI Corp, Sub. Notes, 6.750% due 3/1/13 (c)	141,375
100,000	B	Wolverine Tube, Inc., Sr. Notes, Series B, 10.500% due 4/1/09	106,000
			4,566,062
Lodging and Leisure - 4.0%
450,000	CCC	Bally Total Fitness Holding Corp., Sr. Notes, 10.500% due 7/15/11	445,500
200,000	B-	Felcor Lodging LP, Sr. Notes, 9.000% due 6/1/11	216,000
		Host Marriott LP, Sr. Notes:
100,000	B+	7.000% due 8/15/12	99,500
100,000	B+	7.125% due 11/1/13	99,750
159,000	B+	HMH Properties, Inc., Sr. Notes, Series B, 7.875% due 8/1/08	162,975
650,000	BB+	ITT Corp., Notes, 6.750% due 11/15/05	658,125
75,000	BB-	LA Quinta Properties Inc., Sr. Notes, 7.000% due 8/15/12	76,312
		MeriStar Hospitality Corp., Sr. Notes:
125,000	CCC+	9.000% due 1/15/08	130,000
725,000	CCC+	9.125% due 1/15/11	761,250
1,050,000	BB+	Royal Caribbean Cruises Ltd., Sr. Debentures, 7.500% due 10/15/27	1,123,500
100,000	B+	Steinway Musical Instruments, Inc., Sr. Notes,
		8.750% due 4/15/11	107,000
550,000	B+	Wynn Las Vegas LLC, First Mortgage, 6.625% due 12/1/14 (c)	525,250
			4,405,162
Machinery - 0.2%
225,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (c)	226,125
Metal/Mining - 2.4%
1,500,000	B+	AK Steel Corp., Sr. Notes, 7.750% due 6/15/12	1,451,250
75,000	B	Hawk Corp., Sr. Notes, 8.750% due 11/1/14	77,250
300,000	BB	IPSCO Inc., Sr. Notes, 8.750% due 6/1/13	335,250
175,000	BB	Steel Dynamics Inc., Sr. Notes, 9.500% due 3/15/09	189,438
504,000	BB	U.S. Steel LLC, Sr. Notes, 10.750% due 8/1/08	582,120
			2,635,308
Motion Pictures - 1.2%
		AMC Entertainment Inc.:
		Sr. Notes:
225,000	B-	7.044% due 8/15/10 (b)	236,250
175,000	B-	8.625% due 8/15/12	187,250
		Sr. Sub. Notes:
360,000	CCC+	9.500% due 2/1/11	370,800
250,000	CCC+	8.000% due 3/1/14	240,000
325,000	B-	Cinemark, Inc., Sr. Discount Notes,
		Step bond to yield 9.739% due 3/15/14	232,375
			1,266,675

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Paper/Forestry Products - 2.7%
$50,000	B+	Boise Cacade LLC, Sr. Notes, 5.005% due 10/15/12 (b)(c)	$51,250
750,000	BB+	Fort James Corp., Sr. Notes, 6.875% due 9/15/07	782,812
300,000	BB+	Georgia-Pacific Corp., Sr. Notes, 9.375% due 2/1/13	336,750
50,000	B+	Neenah Paper Inc., Sr. Notes, 7.375% due 11/15/14 (c)	48,250
75,000	BB-	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	73,125
175,000	BB-	Sino Forest Corp., Sr. Notes, 9.125% due 8/17/11 (c)	186,594
1,600,000	B	Tembec Industries Inc., Sr. Notes, 7.750% due 3/15/12	1,464,000
			2,942,781
Printing/Publishing - 3.1%
400,000	B-	Advertising Direct Solution, Sr. Notes, 9.250% due 11/15/12 (c)	422,000
		Dex Media, Inc.:
575,000	B	Discount Notes, step bond to yield 8.628% due 11/15/13	439,875
625,000	B	Notes, 8.000% due 11/15/13	650,000
		Houghton Mifflin Co.:
1,125,000	BB-	Notes, 7.200% due 3/15/11	1,164,375
175,000	B-	Sr. Notes, 8.250% due 2/1/11	179,375
550,000	B	Primedia, Inc., Sr. Notes, 8.875% due 5/15/11	576,125
			3,431,750
Recycling - 0.0%
25,000	B-	IMCO Recycling Escrow, Sr. Notes, 9.000% due 11/15/14 (c)	26,375
Retail - 2.9%
100,000	B+	Blockbuster Inc., Sr. Sub Notes, 9.000% due 9/1/12 (c)	97,500
		Denny’s Corp., Sr. Notes:
83,333	NR	7.538% due 9/21/10	86,250
83,333	NR	7.646% due 9/21/10	86,250
83,333	NR	7.715% due 9/21/10	86,250
83,333	NR	8.045% due 9/21/10	85,625
83,333	NR	8.122% due 9/21/10	85,625
83,333	NR	8.205% due 9/21/10	85,625
175,000	B-	Duane Reade Inc., Secured Notes, 7.010% due 12/15/10 (b)(c)	177,625
175,000	B-	El Pollo Loco Inc., Secured Notes, 9.250% due 12/15/09	179,375
325,000	B-	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12	310,375
380,000	BB+	J.C. Penney Co., Inc., Debentures, 8.125% due 4/1/27	370,500
		Jean Coutu Group PJC Inc.:
100,000	B	Sr. Notes 7.625% due 8/1/12	102,500
275,000	B	Sr. Sub Notes 8.500% due 8/1/14	268,469
250,000	B-	The Pantry, Inc., Sr. Sub. Notes, 7.750% due 2/15/14	260,000
250,000	B+	Rite Aid Corp., Sr., Secured Second Lien Notes, 8.125% due 5/1/10	255,000
700,000	B+	Saks Inc., Notes, 7.500% due 12/1/10	682,500
			3,219,469

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Supermarkets and Distributors - 2.4%
$425,000	BB+	Delhaize America, Inc., Debentures, 9.000% due 4/15/31	$518,473
		The Great Atlantic & Pacific Tea Co., Inc.:
725,000	B-	Notes, 7.750% due 4/15/07	732,250
250,000	B-	Sr. Notes, 9.125% due 12/15/11	246,875
375,000	B	Roundy’s, Inc., Sr. Sub. Notes, Series B,
		8.875% due 6/15/12	403,125
475,000	BB	Smithfield Foods Inc., Sr. Notes, 7.000% due 8/1/11	488,656
275,000	BB-	Stater Bros. Holdings Inc., Sr. Notes, 8.125% due 6/15/12	266,750
			2,656,129
Technology - 2.8%
		Amkor Technologies Inc., Sr. Notes:
500,000	B	7.125% due 3/15/11	423,750
375,000	B	7.750% due 5/15/13	316,875
375,000	BB+	Freescale Semiconductor Inc., Sr. Notes, 4.820% due 7/15/09 (b)	386,719
1,325,000	B	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	1,149,437
100,000	B+	Solectron Corp., Sr. Notes, 9.625% due 2/15/09	108,250
175,000	BBB-	Thomas & Betts Corp., Sr. Notes, 7.250% due 6/1/13	186,720
525,000	BB+	Unisys Corp., Sr. Notes, 8.125% due 6/1/06	540,750
			3,112,501
Telecommunications - 9.7%
574,000	CCC+	Alamosa (Delaware), Inc., Sr. Discount Notes, step bond to yield
		11.101% due 7/31/09	627,095
300,000	CCC	American Tower Escrow Corp., Discount Notes,
		zero coupon step bond to yield 10.240% due 8/1/08	226,500
850,000	BB+	AT&T Corp., Sr. Notes, 9.050% due 11/15/11	970,062
101,610	NR	Calpoint Receivables Structured Trust 2001, Notes,
		7.440% due 12/10/06 (c)	102,118
700,000	CCC	Centennial Communications Corp./Centennial Cellular Operating Co. LLC,
		Sr. Notes, 10.125% due 6/15/13	777,000
75,000	NR	Century Communications Corp., Sr. Notes 9.500% due 3/1/49 (d)	78,000
		Cincinnati Bell Inc., Sr. Sub. Notes,
650,000	B-	8.375% due 1/15/14	643,500
125,000	B-	8.375% due 1/15/14 (c)	123,750
650,000	B-	7.000% due 2/15/15 (c)	620,750
500,000	BB+	Citizens Communications Co., Sr. Notes, 6.250% due 1/15/13	472,500
275,000	B-	Dobson Cellular Systems Inc., Secured Notes, 8.375% due 11/1/11 (c)	281,875
100,000	CCC+	Inmarsat Finance II PLC, Guaranteed Debentures, step bond to yield
		10.375% due 11/15/12	71,000
		INTELSAT Ltd, Sr. Notes (Bermuda)
175,000		7.805% due 1/15/12 (b)(c)	178,500
175,000		8.250% due 1/15/13 (c)	177,625
		IWO Escrow Co.:
100,000	CCC+	Secured Notes, 6.320% due 1/15/12 (b)(c)	102,500

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Telecommunications - 9.7% (continued)
$400,000	CCC-	Sr. Discount Notes, step bond to yield
		10.265% due 1/15/15 (c)	$258,000
		MCI, Inc., Sr. Notes:
951,000	B+	6.908% due 5/1/07	970,020
176,000	B+	7.688% due 5/1/09	183,480
225,000	B+	8.735% due 5/1/14	248,062
400,000	BB	Nextel Communications, Inc., Sr. Serial Redeemable Notes, 5.950% due 3/15/14	400,000
175,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (c)	242,816
500,000	B+	Panamsat Corp., Sr. Unsecured Notes, 9.000% due 8/15/14	530,000
125,000	B	Qwest Capital Funding Inc., Guaranteed Debentures, 6.250% due 7/15/05	125,625
550,000	BB-	Qwest Corp., Sr. Notes, 7.875% due 9/1/11 (c)	569,250
		Qwest Services Corp., Notes:
375,000	B	13.500% due 12/15/07 (b)(c)	419,063
150,000	B	14.000% due 12/15/10 (b)(c)	174,375
		Rogers Wireless Inc.:
225,000	BB	Secured Notes, 7.250% due 12/15/12	230,625
450,000	B+	Sr. Sub. Notes, 8.000% due 12/15/12	464,625
200,000	B-	Rural Cellular Corp., Secured Notes, 8.250% due 3/15/12	205,000
124,000	B-	Syniverse Technologies Inc., Sr. Sub. Notes, Series B
		12.750% due 2/1/09	138,880
50,000	CCC-	Triton PCS Inc, Guaranteed Notes, 8.500% due 6/1/13	46,250
			10,658,846
Textiles/Apparel - 0.8%
225,000	B-	Broder Brothers Co., Sr. Notes, 11.250% due 10/15/10 (c)	247,500
275,000	B+	Invista, Notes, 9.250% due 5/1/12 (c)	303,875
		Simmons Co.,
175,000	B-	Sr. Discount Notes, step bond to yield 10.002% due 12/15/14 (c)	110,250
250,000	B-	Sr. Sub. Notes, 7.875% due 1/15/14	256,250
			917,875
Utilities - 5.4%
		Allegheny Energy Supply Co. LLC, Secured Bonds:
158,293	BB-	Series A, 10.250% due 11/15/07 (c)	175,705
16,706	BB-	Series B, 13.000% due 11/15/07 (c)	18,794
		Calpine Corp., Sr. Secured Notes:
125,000	CCC+	8.250% due 8/15/05	125,625
175,000	B+	9.625% due 9/30/14 (c)	176,312
375,000	B+	Calpine Generating Co., Secured Notes, 6.030% due 4/1/09 (b)	380,625
325,000	B-	Dynegy Holdings Inc., Sr. Secured Notes, 10.125% due 7/15/13 (c)	355,875
650,000	B-	El Paso Production Holdings Co., Sr. Debentures, 7.750% due 6/1/13	661,375
1,100,000	CCC+	NGC Corp., Sr. Debentures, 7.125% due 5/15/18	869,000
300,000	B+	Reliant Energy Inc., Secured Notes, 6.750% due 12/15/14	281,250
		Reliant Resources, Inc., Sr. Secured Notes:
150,000	B+	9.250% due 7/15/10	161,250
425,000	B+	9.500% due 7/15/13	464,313

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Utilities - 5.4% (continued)
$275,000	CCC+	Sonat Inc., Notes, 6.625% due 2/1/08	$273,625
575,000	B-	Southern Natural Gas Co., Notes, 7.350% due 2/15/31	590,174
375,000	B+	Transcontinental Gas Pipe Line Corp., Sr. Notes, Series B, 8.875% due 7/15/12	441,563
850,000	B+	The Williams Cos., Inc., Notes, 7.125% due 9/1/11	891,438
			5,866,924
		TOTAL CORPORATE BONDS AND NOTES (Cost - $92,140,830)	95,524,050

SHARES
COMMON STOCK - 0.6%
Automotive - 0.0%
4,812		Hayes Lemmerz International, Inc. (e)	25,022
Cable - 0.0%
1,057		Classic Holdco LLC (e)(f)	34,500
Electric Utilites - 0.4%
17,186		NorthWestern Corp. (e)	453,195
Freight/Container/Shipping - 0.0%
41		Atlas Air Worldwide Holdings, Inc. (e)(f)	1,107
Telecommunications - 0.2%
25,195		Dobson Communications Corp., Class A shares (e)	50,894
1,227		Horizon PCS Inc., Class A shares (e)	31,902
5,159		MCI Inc.	128,562
			211,358
		TOTAL COMMON STOCK (Cost - $1,078,353)	725,182
PREFERRED STOCK - 0.4%
Automotive - 0.0%
40		Hayes Lemmerz International Operating Co., 8.000% Cumulative Exchangeable, Series A (e)(f)	1,031
Broadcasting - 0.1%
100		Granite Broadcasting Corp., 12.750% Cumulative Exchangeable (e)	45,250
11		Paxson Communications Corp., 14.250% Cumulative Jr. Exchangeable (e)	75,075
			120,325
Telecommunications - 0.3%
284		Alamosa Holdings Inc., 7.500% Cumulative Exchangable, Series B	246,583
400		Dobson Communications Corp., 6.000% Cumulative Exchangeable, Series F (c)(g)	31,100
			277,683
		TOTAL PREFERRED STOCK (Cost - $345,032)	399,039

WARRANTS
WARRANTS (c)(e) - 0.0%
Technology - 0.0%
9,411		Viasystems Group, Inc., Expire 1/31/10 (f)(g)	0
Telecommunications - 0.0%
275		Horizon PCS Inc., Class A, Expire 10/1/10 (f)(g)	0
		TOTAL WARRANTS (Cost - $147,601)	0
		SUB-TOTAL INVESTMENTS (Cost - $93,711,816)	96,648,271

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 9.4%
$10,289,000	State Street Bank & Trust Co. dated 3/31/05, 2.380% due 4/1/05;
	Proceeds at maturity - $10,289,680; (Fully collateralized by a U.S. Treasury
	Bond, 7.625% due 2/15/25; Market value - $10,499,695) (Cost - $10,289,000)	$10,289,000
	TOTAL INVESTMENTS - 97.6% (Cost - $104,000,816*)	106,937,271
	Other Assets in Excess of Liabilities - 2.4%	2,627,011
	TOTAL NET ASSETS - 100.0%	$109,564,282

(a)          All ratings are by Standard & Poor’s Ratings Service.

(b)         Variable rate security.

(c)          Security is exempt from registration under 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)         Security is in default.

(e)          Non-income producing security.

(f)            Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(g)         This security has been deemed illiquid.

*                 Aggregate cost for federal income tax purposes is substantially the same.

See page 12 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C – Bonds rated “C” are income bonds on which no interest is being paid.

D – Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

NR – Indicates that the bond is not rated by Standard & Poor’s.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

High Yield Bond Trust (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities for which no sales price was reported and obligations issued by the U.S. government and its agencies are valued at the mean between the quoted bid and asked prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources. Securities, other than obligations issued by the U.S. government and its agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,906,409
Gross unrealized depreciation	(1,969,954)
Net unrealized appreciation	$2,936,455

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Yield Bond Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	May 27, 2005